INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES [Abstract]
INCOME TAXES
8.	INCOME TAXES

The income tax provision differs from expected amounts calculated by applying Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	December 31,	December 31,	December 31,
	2020 $	2019 $	2018 $
Net loss for the year	(4,874,082)	(4,610,512)	(3,664,376)
Statutory income tax rate	27%	27%	27%
Expected income tax recovery	(1,316,002)	(1,244,838)	(989,382)
Permanent differences	120,014	205,553	418,172
Adjustments to prior year versus statutory tax return	-	-	(69,594)
Change in unrecognized deferred assets	1,195,988	1,039,285	640,804
Income tax recovery	-	-	-

Temporary differences that give rise to the following deferred tax assets and liabilities are:

	December 31,	December 31,	December 31,
	2020 $	2019 $	2018 $
Deferred tax assets
Non-capital tax loss carry forwards	3,440,372	2,260,154	1,203,851
Other	64,347	109,482	123,003
Share issuance costs	43,527	43,527	47,024
	3,548,246	2,413,163	1,373,878
Valuation allowance	(3,548,246)	(2,413,163)	(1,373,878)
	-	-	-

As at December 31, 2020, the Company has approximately $12,742,000 of non-capital losses in Canada that may be used to offset future taxable income, expiring between 2026 and 2040.